Financial and capital risk management (Details 7) $ in Millions	Jun. 30, 2026 USD ($)
Bunker Crude Oil [Member] | Risk Bunker Oil Price Decrease [Member]
IfrsStatementLineItems [Line Items]
Fair value of liabilities	$ (54)
Bunker Crude Oil [Member] | Risk Bunker Oil Price Decrease [Member] | Sensitivity Scenario I [Member]
IfrsStatementLineItems [Line Items]
Fair value of liabilities	(464)
Bunker Crude Oil [Member] | Risk Bunker Oil Price Decrease [Member] | Sensitivity Scenario II [Member]
IfrsStatementLineItems [Line Items]
Fair value of liabilities	(938)
Forwards Frieght [Member] | Risk Bunker Oil Price Decrease [Member]
IfrsStatementLineItems [Line Items]
Fair value of liabilities	16
Forwards Frieght [Member] | Risk Bunker Oil Price Decrease [Member] | Sensitivity Scenario I [Member]
IfrsStatementLineItems [Line Items]
Fair value of liabilities	(11)
Forwards Frieght [Member] | Risk Bunker Oil Price Decrease [Member] | Sensitivity Scenario II [Member]
IfrsStatementLineItems [Line Items]
Fair value of liabilities	(39)
Hedge Fixed Price Nickel Sales [Member] | Risk Nickel Price Decrease [Member]
IfrsStatementLineItems [Line Items]
Fair value of liabilities	18
Hedge Fixed Price Nickel Sales [Member] | Risk Nickel Price Decrease [Member] | Sensitivity Scenario I [Member]
IfrsStatementLineItems [Line Items]
Fair value of liabilities	(18)
Hedge Fixed Price Nickel Sales [Member] | Risk Nickel Price Decrease [Member] | Sensitivity Scenario II [Member]
IfrsStatementLineItems [Line Items]
Fair value of liabilities	$ (83)